AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 90.9%
Common Stocks
Aerospace & Defense — 2.9%
General Dynamics Corp.	43,100	$5,702,561
Hexcel Corp.	43,400	1,614,046
Huntington Ingalls Industries, Inc.	10,400	1,894,984
Moog, Inc. (Class A Stock)	5,000	252,650
Spirit AeroSystems Holdings, Inc. (Class A Stock)	46,700	1,117,531
Textron, Inc.	53,600	1,429,512
		12,011,284
Airlines — 1.2%
Alaska Air Group, Inc.	36,500	1,039,155
American Airlines Group, Inc.(a)	50,300	613,157
JetBlue Airways Corp.*(a)	168,300	1,506,285
United Airlines Holdings, Inc.*(a)	61,200	1,930,860
		5,089,457
Auto Components — 1.4%
Aptiv PLC	64,900	3,195,676
BorgWarner, Inc.	43,500	1,060,095
Goodyear Tire & Rubber Co. (The)	142,800	831,096
Lear Corp.	9,800	796,250
		5,883,117
Automobiles — 0.2%
Harley-Davidson, Inc.(a)	46,200	874,566
Banks — 5.4%
Associated Banc-Corp.	41,200	526,948
BankUnited, Inc.	198,900	3,719,430
CIT Group, Inc.	51,200	883,712
Citizens Financial Group, Inc.	93,900	1,766,259
Comerica, Inc.(a)	101,300	2,972,142
Fifth Third Bancorp	144,700	2,148,795
KeyCorp	401,900	4,167,703
Regions Financial Corp.	328,300	2,944,851
Truist Financial Corp.(a)	41,400	1,276,776
Zions Bancorp NA(a)	72,000	1,926,720
		22,333,336
Beverages — 1.5%
Molson Coors Beverage Co. (Class B Stock)(a)	163,900	6,393,739
Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc.*(a)	83,900	7,533,380
Eagle Pharmaceuticals, Inc.*	19,400	892,400
		8,425,780
Building Products — 1.0%
Johnson Controls International PLC	89,892	2,423,488
Owens Corning	42,800	1,661,068
		4,084,556
Capital Markets — 2.1%
Ameriprise Financial, Inc.	26,800	2,746,464
Ashford, Inc.*	450	2,587
Bank of New York Mellon Corp. (The)	65,700	2,212,776
Prospect Capital Corp.	158,800	674,900
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
State Street Corp.(a)	60,500	$3,222,835
		8,859,562
Chemicals — 2.4%
Ashland Global Holdings, Inc.	69,400	3,474,858
Celanese Corp.	17,400	1,276,986
Eastman Chemical Co.	37,600	1,751,408
Huntsman Corp.(a)	130,400	1,881,672
LyondellBasell Industries NV (Class A Stock)	31,700	1,573,271
		9,958,195
Commercial Services & Supplies — 1.5%
Covanta Holding Corp.	351,800	3,007,890
Interface, Inc.	94,900	717,444
KAR Auction Services, Inc.(a)	177,400	2,128,800
Pitney Bowes, Inc.(a)	205,300	418,812
		6,272,946
Communications Equipment — 1.4%
Ciena Corp.*	102,200	4,068,582
Juniper Networks, Inc.	81,400	1,557,996
		5,626,578
Construction & Engineering — 0.5%
Valmont Industries, Inc.	17,500	1,854,650
Consumer Finance — 0.7%
Discover Financial Services	45,300	1,615,851
Navient Corp.	140,400	1,064,232
Nelnet, Inc. (Class A Stock)	2,600	118,066
		2,798,149
Containers & Packaging — 1.7%
Greif, Inc. (Class A Stock)(a)	57,300	1,781,457
International Paper Co.	30,200	940,126
O-I Glass, Inc.	166,900	1,186,659
Sealed Air Corp.	53,800	1,329,398
Westrock Co.	70,100	1,981,026
		7,218,666
Diversified Consumer Services — 0.0%
Adtalem Global Education, Inc.*	3,800	101,802
Diversified Financial Services — 0.2%
Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)(a)	73,900	761,909
Electric Utilities — 4.1%
Edison International(a)	44,600	2,443,634
Evergy, Inc.	125,300	6,897,765
FirstEnergy Corp.	73,400	2,941,138
NRG Energy, Inc.	53,000	1,444,780
PPL Corp.	130,400	3,218,272
		16,945,589
Electrical Equipment — 0.3%
Regal Beloit Corp.	20,400	1,284,180
A1

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 2.2%
Arrow Electronics, Inc.*	26,800	$1,390,116
Belden, Inc.	16,300	588,104
Itron, Inc.*	26,296	1,468,106
Jabil, Inc.	63,300	1,555,914
Methode Electronics, Inc.(a)	36,000	951,480
Sanmina Corp.*	42,200	1,151,216
SYNNEX Corp.	15,500	1,133,050
TTM Technologies, Inc.*(a)	106,345	1,099,607
		9,337,593
Entertainment — 0.7%
Lions Gate Entertainment Corp. (Class A Stock)*(a)	59,650	362,672
Lions Gate Entertainment Corp. (Class B Stock)*(a)	421,750	2,353,365
		2,716,037
Equity Real Estate Investment Trusts (REITs) — 7.0%
Ashford Hospitality Trust, Inc.	198,300	146,583
Braemar Hotels & Resorts, Inc.	25,065	42,611
Brixmor Property Group, Inc.	110,900	1,053,550
City Office REIT, Inc.	107,600	777,948
CoreCivic, Inc.	103,500	1,156,095
Diversified Healthcare Trust(a)	284,784	1,033,766
Franklin Street Properties Corp.(a)	320,400	1,835,892
Gaming & Leisure Properties, Inc.	59,900	1,659,829
Host Hotels & Resorts, Inc.(a)	100,300	1,107,312
Industrial Logistics Properties Trust	64,500	1,131,330
Iron Mountain, Inc.(a)	65,800	1,566,040
Lexington Realty Trust(a)	145,300	1,442,829
Office Properties Income Trust(a)	71,303	1,943,007
Omega Healthcare Investors, Inc.	96,300	2,555,802
Outfront Media, Inc.	173,000	2,332,040
Piedmont Office Realty Trust, Inc. (Class A Stock)	147,600	2,606,616
Retail Value, Inc.	16,098	197,200
Sabra Health Care REIT, Inc.	126,243	1,378,574
Service Properties Trust	134,500	726,300
SITE Centers Corp.	150,850	785,928
Summit Hotel Properties, Inc.	153,600	648,192
Tanger Factory Outlet Centers, Inc.(a)	101,600	508,000
VEREIT, Inc.	249,000	1,217,610
Xenia Hotels & Resorts, Inc.	128,500	1,323,550
		29,176,604
Food & Staples Retailing — 1.1%
BJ’s Wholesale Club Holdings, Inc.*	59,800	1,523,106
Kroger Co. (The)	99,500	2,996,940
		4,520,046
Food Products — 4.7%
Conagra Brands, Inc.	68,700	2,015,658
Hain Celestial Group, Inc. (The)*(a)	192,400	4,996,628
Ingredion, Inc.	8,000	604,000
J.M. Smucker Co. (The)(a)	23,600	2,619,600
Lamb Weston Holdings, Inc.	30,400	1,735,840
TreeHouse Foods, Inc.*(a)	114,800	5,068,420
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Tyson Foods, Inc. (Class A Stock)	45,500	$2,633,085
		19,673,231
Gas Utilities — 0.8%
National Fuel Gas Co.(a)	62,500	2,330,625
UGI Corp.(a)	42,600	1,136,142
		3,466,767
Health Care Equipment & Supplies — 1.3%
Zimmer Biomet Holdings, Inc.(a)	52,200	5,276,376
Health Care Providers & Services — 4.0%
Cardinal Health, Inc.(a)	40,200	1,927,188
DaVita, Inc.*	37,200	2,829,432
Five Star Senior Living, Inc.*	19,296	53,643
HCA Healthcare, Inc.	27,000	2,425,950
McKesson Corp.	18,260	2,469,847
MEDNAX, Inc.*	111,900	1,302,516
Molina Healthcare, Inc.*	9,900	1,383,129
Quest Diagnostics, Inc.(a)	14,300	1,148,290
Tenet Healthcare Corp.*	69,000	993,600
Universal Health Services, Inc. (Class B Stock)	22,500	2,229,300
		16,762,895
Hotels, Restaurants & Leisure — 2.7%
Brinker International, Inc.(a)	97,900	1,175,779
International Game Technology PLC(a)	505,700	3,008,915
MGM Resorts International(a)	244,800	2,888,640
Wyndham Destinations, Inc.	199,500	4,329,150
		11,402,484
Household Durables — 1.3%
D.R. Horton, Inc.	36,500	1,241,000
Ethan Allen Interiors, Inc.	56,239	574,763
PulteGroup, Inc.	68,000	1,517,760
Whirlpool Corp.(a)	23,000	1,973,400
		5,306,923
Household Products — 0.2%
Central Garden & Pet Co. (Class A Stock)*	36,500	933,305
Independent Power & Renewable Electricity Producers — 1.8%
AES Corp.	197,100	2,680,560
Vistra Energy Corp.	311,900	4,977,924
		7,658,484
Insurance — 4.4%
Aflac, Inc.	47,300	1,619,552
Allstate Corp. (The)	28,500	2,614,305
American Financial Group, Inc.	18,600	1,303,488
Axis Capital Holdings Ltd.	10,400	401,960
Everest Re Group Ltd.(a)	6,700	1,289,214
Hartford Financial Services Group, Inc. (The)	53,900	1,899,436
Lincoln National Corp.	100,200	2,637,264
Old Republic International Corp.	71,800	1,094,950
Principal Financial Group, Inc.(a)	43,200	1,353,888

A2

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Reinsurance Group of America, Inc.	18,900	$1,590,246
Universal Insurance Holdings, Inc.	52,154	934,600
Unum Group	98,600	1,479,986
		18,218,889
Internet & Direct Marketing Retail — 0.4%
eBay, Inc.	57,400	1,725,444
IT Services — 2.1%
Alliance Data Systems Corp.	15,000	504,750
Amdocs Ltd.(a)	79,000	4,342,630
Conduent, Inc.*	477,200	1,169,140
DXC Technology Co.(a)	82,800	1,080,540
Perspecta, Inc.	37,600	685,824
Western Union Co. (The)	56,600	1,026,158
		8,809,042
Leisure Products — 0.2%
Brunswick Corp.(a)	24,800	877,176
Machinery — 3.1%
AGCO Corp.	37,300	1,762,425
Allison Transmission Holdings, Inc.(a)	45,000	1,467,450
Cummins, Inc.(a)	14,700	1,989,204
ITT, Inc.	38,500	1,746,360
Meritor, Inc.*(a)	113,000	1,497,250
Oshkosh Corp.(a)	30,500	1,962,065
Snap-on, Inc.(a)	8,400	914,088
Trinity Industries, Inc.(a)	52,300	840,461
Wabash National Corp.(a)	122,500	884,450
		13,063,753
Media — 0.6%
AMC Networks, Inc. (Class A Stock)*(a)	61,600	1,497,496
Gannett Co., Inc.	6,376	9,437
TEGNA, Inc.	42,000	456,120
ViacomCBS, Inc. (Class B Stock)(a)	50,204	703,358
		2,666,411
Metals & Mining — 0.9%
Cleveland-Cliffs, Inc.(a)	197,700	780,915
Reliance Steel & Aluminum Co.(a)	18,600	1,629,174
Steel Dynamics, Inc.	55,700	1,255,478
		3,665,567
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
MFA Financial, Inc.	222,200	344,410
PennyMac Mortgage Investment Trust	88,000	934,560
Starwood Property Trust, Inc.	310,700	3,184,675
		4,463,645
Multiline Retail — 0.6%
Big Lots, Inc.	39,000	554,580
Dillard’s, Inc. (Class A Stock)(a)	18,700	690,965
Kohl’s Corp.	47,900	698,861
Macy’s, Inc.(a)	70,400	345,664
		2,290,070
	Shares	Value
Common Stocks (continued)
Multi-Utilities — 1.4%
MDU Resources Group, Inc.(a)	89,167	$1,917,091
Public Service Enterprise Group, Inc.	84,400	3,790,404
		5,707,495
Oil, Gas & Consumable Fuels — 3.2%
Arch Coal, Inc. (Class A Stock)(a)	21,000	606,900
EOG Resources, Inc.	59,100	2,122,872
HollyFrontier Corp.	79,700	1,953,447
Marathon Petroleum Corp.	68,600	1,620,332
ONEOK, Inc.	143,600	3,131,916
Valero Energy Corp.	48,800	2,213,568
Williams Cos., Inc. (The)	104,100	1,473,015
		13,122,050
Paper & Forest Products — 0.3%
Boise Cascade Co.	23,900	568,342
Domtar Corp.(a)	37,700	815,828
		1,384,170
Pharmaceuticals — 0.9%
Jazz Pharmaceuticals PLC*(a)	26,500	2,643,110
Lannett Co., Inc.*(a)	29,200	202,940
Mylan NV*(a)	66,800	995,988
		3,842,038
Professional Services — 0.3%
ManpowerGroup, Inc.	23,600	1,250,564
Semiconductors & Semiconductor Equipment — 3.1%
Amkor Technology, Inc.*	48,200	375,478
Diodes, Inc.*(a)	30,400	1,235,304
Entegris, Inc.(a)	41,300	1,849,001
NXP Semiconductors NV (Netherlands)	26,200	2,172,766
ON Semiconductor Corp.*(a)	101,500	1,262,660
Skyworks Solutions, Inc.(a)	67,300	6,015,274
		12,910,483
Software — 1.8%
Ebix, Inc.	35,900	544,962
Nuance Communications, Inc.*	243,500	4,085,930
Teradata Corp.*(a)	134,429	2,754,450
		7,385,342
Specialty Retail — 2.1%
Aaron’s, Inc.(a)	20,100	457,878
Bed Bath & Beyond, Inc.(a)	101,000	425,210
Best Buy Co., Inc.(a)	47,400	2,701,800
Chico’s FAS, Inc.(a)	536,800	692,472
Children’s Place, Inc. (The)(a)	64,200	1,255,752
Foot Locker, Inc.(a)	43,500	959,175
Group 1 Automotive, Inc.(a)	20,800	920,608
Office Depot, Inc.	269,000	441,160
Penske Automotive Group, Inc.(a)	30,100	842,800
		8,696,855
Technology Hardware, Storage & Peripherals — 2.4%
HP, Inc.	92,600	1,607,536
NCR Corp.*	73,300	1,297,410

A3

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Seagate Technology PLC(a)	43,100	$2,103,280
Western Digital Corp.(a)	83,200	3,462,784
Xerox Holdings Corp.	84,000	1,590,960
		10,061,970
Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp.	28,600	1,076,504
Thrifts & Mortgage Finance — 0.5%
MGIC Investment Corp.	138,300	878,205
Radian Group, Inc.	86,900	1,125,355
		2,003,560
Tobacco — 0.4%
Universal Corp.	41,200	1,821,452
Trading Companies & Distributors — 2.5%
AerCap Holdings NV (Ireland)*	175,500	3,999,645
HD Supply Holdings, Inc.*	121,000	3,440,030
Triton International Ltd. (Bermuda)(a)	54,500	1,409,915
United Rentals, Inc.*	14,100	1,450,890
		10,300,480

Total Long-Term Investments (cost $547,380,079)		378,351,766
Short-Term Investments — 24.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	4,735,698	4,735,698
PGIM Institutional Money Market Fund (cost $97,622,127; includes $97,524,472 of cash collateral for securities on loan)(b)(w)	97,778,284	97,621,839

Total Short-Term Investments (cost $102,357,825)		102,357,537

TOTAL INVESTMENTS—115.5% (cost $649,737,904)		480,709,303

Liabilities in excess of other assets — (15.5)%		(64,690,783)

Net Assets — 100.0%		$416,018,520

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $94,453,865; cash collateral of $97,524,472 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4